Impairment of Assets (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Impairment of Assets [Line Items]
Impairment loss	$ 3	$ 1
Impairment reversal on equipment not installed	1	3
Equipment and Software [Member]
Impairment of Assets [Line Items]
Impairment loss	$ 4	$ 4